Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 465,570,899.30
Previously Paid Amount	0.00
Total Fee Amount	64,295.35
Total Offset Amount	0.00
Net Fee	$ 64,295.35
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A